Income Taxes (FY) (2) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 23,727,093	$ 21,320,935
Net operating loss carryforwards - foreign	20,227	16,551
Excess of tax basis over book value of property and equipment	4,240	(2,229)
Excess of tax basis over book value of intangible assets	73,705	146,943
Stock-based compensation	1,607,841	1,520,209
Accrued employee compensation	357,869	83,393
Capitalized equity costs	49,471	49,471
Inventory reserve	38,323	29,510
Gross deferred tax assets	25,878,769	23,164,783
Valuation allowance	(25,878,769)	(23,164,783)
Net deferred tax assets	0	0
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 100,000
Foreign Tax Authority | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiry date	Dec. 31, 2024
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 77,900,000
Amount of operating loss carryforwards limited with no expiration	$ 18,000,000	$ 18,000,000
State and Local Jurisdiction | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiry date	Dec. 31, 2025